As filed with the Securities and Exchange Commission on April 16, 2015

Securities Act Registration No. 2-32685

Investment Company Act Registration No. 811-01660

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 67 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

POST-EFFECTIVE AMENDMENT NO. 67 (X)

Check appropriate box or boxes

Prudential’s Gibraltar Fund, Inc.

Exact name of registrant as specified in charter

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs

Gateway Center Three, 4th floor

100 Mulberry Street

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

X  immediately upon filing pursuant to paragraph (b)

     on (        ) pursuant to paragraph (b)

     60 days after filing pursuant to paragraph (a)(1)

     on (        ) pursuant to paragraph (a)(1)

     75 days after filing pursuant to paragraph (a)(2)

     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 16th day of April, 2015.

PRUDENTIAL’ S GIBRALTAR FUND, INC. Robert F. O’Donnell

*Robert F. O’Donnell, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* Susan Davenport Austin	Director

* Sherry S. Barrat	Director

* Kay Ryan Booth	Director

* Timothy S. Cronin	Director

* Delayne Dedrick Gold	Director

* Robert F. Gunia	Director

* W. Scott McDonald, Jr.	Director

* Thomas T. Mooney	Director

* Thomas M. O’Brien	Director

* Robert F. O’Donnell	President

* M. Sadiq Peshimam	Treasurer, Principal Financial and Accounting Officer

*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	April 16, 2015

POWER OF ATTORNEY

The undersigned Directors, Trustees and Officers of the Advanced Series Trust, The Prudential Series Fund and Prudential’s Gibraltar Fund, Inc. (collectively, the “Funds”), hereby constitute, appoint and authorize each of, Andrew French, Claudia DiGiacomo, Deborah A. Docs, Kathleen DeNicholas, Raymond A. O’Hara, Amanda Ryan, Jonathan D. Shain and Melissa Gonzalez, as true and lawful agents and attorneys-in-fact, to sign, execute and deliver on his or her behalf in the appropriate capacities indicated, any Registration Statements of the Funds on the appropriate forms, any and all amendments thereto (including pre- and post-effective amendments), and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5, as appropriate, to file the same, with all exhibits thereto, with the U.S. Securities and Exchange Commission (the “SEC”) and the securities regulators of appropriate states and territories, and generally to do all such things in his or her name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933, section 16(a) of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, all related requirements of the SEC and all requirements of appropriate states and territories. The undersigned do hereby give to said agents and attorneys-in-fact full power and authority to act in these premises, including, but not limited to, the power to appoint a substitute or substitutes to act hereunder with the same power and authority as said agents and attorneys-in-fact would have if personally acting. The undersigned do hereby approve, ratify and confirm all that said agents and attorneys-in-fact, or any substitute or substitutes, may do by virtue hereof.

/s/ Susan Davenport Austin Susan Davenport Austin

/s/ Sherry S. Barrat Sherry S. Barrat

/s/ Jessica Bibliowicz Jessica Bibliowicz

/s/ Kay Ryan Booth Kay Ryan Booth

/s/ Timothy S. Cronin Timothy S. Cronin

/s/ Delayne Dedrick Gold Delayne Dedrick Gold

/s/ Robert F. Gunia Robert F. Gunia

/s/ W. Scott McDonald, Jr. W. Scott McDonald, Jr.

/s/ Robert F. O’Donnell Robert F. O’Donnell

/s/ Thomas T. Mooney Thomas T. Mooney

/s/ Thomas M. O’Brien Thomas M. O’Brien

/s/ M. Sadiq Peshimam M. Sadiq Peshimam

Dated: March 18, 2015

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase